Stockholders' Equity - Additional Information (Detail) - $ / shares	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Class of Stock [Line Items]
Class F, Percentage of total common stock outstanding upon completion of initial public offering	20.00%	20.00%
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000
Preferred stock, par value (in usd per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		200,000,000	200,000,000	200,000,000
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock and temporary equity, shares, issued (in shares)		34,500,000	34,500,000
Common stock and temporary equity, shares, outstanding (in shares)		34,500,000	34,500,000
Common stock, shares subject to possible redemption (in shares)	29,428,392	30,208,712	29,428,392	29,908,416
Common stock, shares issued (in shares)		4,291,288	5,071,608	4,591,584
Common stock, shares outstanding (in shares)		4,291,288	5,071,608	4,591,584
Common Class F
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	8,625,000	8,625,000	8,625,000
Common stock, shares outstanding (in shares)	8,625,000	8,625,000	8,625,000